Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 36,157	$ 34,993
Accumulated amortization	29,335	27,176
Net book value	6,822	7,817
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Cost	20,417	19,799
Accumulated amortization	13,724	12,189
Net book value	6,693	7,610
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	4,094	3,952
Accumulated amortization	3,965	3,745
Net book value	129	207
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Cost	11,646	11,242
Accumulated amortization	11,646	11,242
Net book value	$ 0	$ 0